Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	CHURCHILL CAPITAL CORP II
Entity Central Index Key	0001774675
Entity Filer Category	Non-accelerated Filer
Amendment Description	AMENDMENT NO. 3
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false